UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska            68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska            68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2660

Date of fiscal year end:

12/31

Date of reporting period: 6/30/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2013

JNF Equity Portfolio

JNF Balanced Portfolio

Each a series of the Northern Lights Variable Trust

Dear Shareholders:

We are pleased to present you with the JNF Equity Portfolio Semi Annual Report for the period ended June 30, 2013.

The JNF Equity Fund returned 13.99% versus the Russell Mid Cap benchmark return of 15.45% for the first six months of 2013. As the rally continued in April and May, leadership shifted and lower quality stocks led the way, and our highest ranked stocks underperformed.  This was the primary reason for underperformance of the fund.

The Sub-Adviser, Chicago Equity Partners, LLC (“CEP”), has maintained a stance consistent with its historical approach.  Based upon a belief that certain fundamental characteristics drive stock performance, CEP seeks out companies with a combination of favorable growth and valuation characteristics that will out-perform their peers in the long run.  CEP looks for stocks with a combination of the following qualities:

▪

They are trading at a reasonable price versus peer companies;

▪

Expected earnings are increasing faster versus peer companies;

▪

They have strong balance sheets and have a higher quality aspect to them; and

▪

They are responsible with their capital.

The Wall Street Journal’s March 29th, 2013 headline on section C1 read, “S&P high is a show of faith in the Fed.”  Chairman Ben Bernanke’s recent comments forced investors to re-examine that faith.  The short term reaction in several different asset classes was not confidence inspiring.  After a strong start to the year U.S. equity markets continued to rise during April and May.  The string of seven consecutive monthly advances came to its conclusion in June.  Even with June’s retracement, the second quarter of 2013 return for the Russell 1000 rose 2.65%.  This completed the strongest first half start for the Russell 1000 since 1998.  However, the ending left an uneasy feeling for investors as the discussion regarding the eventual tapering of the Federal Reserve’s (the “Fed”) bond purchases resulted in an increase in market volatility that had been very tame up to this point.  While Chairman Bernanke went to great lengths to emphasize that the decision would be data driven and reliant upon an improving economic outlook, the potential for a shift in Fed policy during the second half of 2013 was greeted with concern and uncertainty.  This will put an even greater emphasis on the soon to be reported 2nd quarter earnings that will start in July, and just as important, the outlook and guidance that companies will provide.  As mentioned, any slowdown in quantitative easing is dependent upon an improving domestic economy, which continues to deliver mixed results.  Manufacturing data weakened May and 1st quarter GDP was revised down to 1.8%.  However, the US housing and labor markets continue to improve, keeping consumer confidence high.  Volatility remained tame until the June sell-off, but remains near or below long term averages.  Leadership within the equity markets shifted during the second quarter as cyclical stocks such as financials and consumer discretionary led the way, and the more defensive sectors such as consumer staples, utilities, and telecom trailed.  It was a quarter where “safe” strategies, such as higher dividend yield, failed to provide protection.

The Fund’s underperformance was due to the 2nd quarter as our top ranked stocks in TMT (Technology, Media and Telecom), Energy and Financials all performed poorly as cheap stocks with weak fundamentals drove performance in those sectors.  Typically weak quarters driven by cheap stocks and not a broad set of fundamental factors are followed by improved model performance.  We expect fundamentals to matter and momentum and quality factors to improve as we enter reporting season.

Overall, our philosophy will not change based on short-term trends or conditions in the market. Our research has shown that constructing a well-diversified portfolio of companies with attractive valuation ratios, quality balance sheets, and positive growth and moment expectations built through a disciplined, risk controlled process delivers consistent excess returns.   Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.   We will continue to use our disciplined approach to provide added value at controlled levels of risk.

Thank you for being a shareholder of the JNF Equity Portfolio.

Sincerely,

JNF Advisors, Inc.

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on redemption of fund shares. There is no front end or back end load for the JNF Equity Portfolio. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May 1, 2013 is 1.19%. For performance information current to the most recent month-end, please call toll-free 1-866-667-0564. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower. The Portfolio’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.

The Portfolio is an investment vehicle for variable annuity contracts. All Performance figures for the Portfolio do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses.

JNF Equity Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	Six Months	One Year	Three Year	Five Year	Since Inception**
JNF Equity Portfolio	13.99%	22.41%	19.38%	7.44%	2.81%
Russell Midcap Total Return ***	15.45%	25.41%	19.53%	8.28%	4.82%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.

** Inception date is May 1, 2007.

*** The Russell Midcap Index is an unmanaged Index that measures the performance of the 800 smallest companies in the Russell 1000, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

Holdings by Industry				% of Net Assets
REITs				7.8%
Retail				6.4%
Insurance				4.9%
Banks				4.7%
Oil & Gas				4.6%
Commercial Services				4.5%
Electric				4.1%
Computers				3.4%
Diversified Financial Services				3.4%
Semiconductors				3.2%
Other, Cash & Cash Equivalents				53.0%
				100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value
	COMMON STOCK - 99.1%
	AEROSPACE & DEFENSE - 0.6%
5,850	AAR Corp.	$ 128,583
4,000	Alliant Techsystems, Inc.	329,320
350	Esterline Technologies Corp. *	25,302
700	HEICO Corp.	35,259
400	National Presto Industries, Inc.	28,812
		547,276
	AGRICULTURE - 0.1%
4,775	Alliance One International, Inc. *	18,145
625	Universal Corp.	36,156
		54,301
	AIRLINES - 1.5%
450	Alaska Air Group, Inc. *	23,400
53,200	Delta Air Lines, Inc. *	995,372
6,225	Republic Airways Holdings, Inc. *	70,529
5,250	SkyWest, Inc.	71,085
7,475	US Airways Group, Inc. *	122,740
		1,283,126
	APPAREL - 1.5%
350	G-III Apparel Group Ltd. *	16,842
19,400	Hanesbrands, Inc.	997,548
2,200	Michael Kors Holdings Ltd. *	136,444
3,650	Skechers U.S.A., Inc. - Cl. A *	87,637
575	Steven Madden Ltd. *	27,819
700	Wolverine World Wide, Inc.	38,227
		1,304,517
	AUTO MANUFACTURERS - 1.0%
21,600	Oshkosh Corp. *	820,152

	AUTO PARTS & EQUIPMENT - 0.8%
900	Cooper Tire & Rubber Co.	29,853
550	Dana Holding Corp.	10,593
2,050	Federal-Mogul Corp. *	20,931
1,325	Tenneco, Inc. *	59,996
3,450	Tower International, Inc. *	68,276
3,100	TRW Automotive Holdings Corp. *	205,964
3,900	Visteon Corp. *	246,168
		641,781
	BANKS - 4.7%
4,500	Banc of California, Inc.	61,110
750	BancFirst Corp.	34,912
1,276	Banco Latinoamericano de Comercio Exterior SA	28,570
2,700	Banner Corp.	91,233
700	Cathay General Bancorp	14,245
2,875	Centerstate Banks, Inc.	24,955
7,003	Central Pacific Financial Corp. *	126,054

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	BANKS - 4.7% (Continued)
2,400	Enterprise Financial Services Corp.	$ 38,304
775	Farmers Capital Bank Corp. *	16,810
3,871	Fidelity Southern Corp. *	47,884
51,600	Fifth Third Bancorp	931,380
7,400	First Interstate Bancsystem, Inc. - Cl. A	153,402
4,575	First Merchants Corp.	78,461
7,650	Hanmi Financial Corp. *	135,176
1,863	Horizon Bancorp. *	38,024
5,575	MB Financial, Inc.	149,410
425	Merchants Bancshares, Inc.	12,567
2,200	Metro Bancorp, Inc. *	44,066
5,600	Pinnacle Financial Partners, Inc. *	143,976
16,000	Popular, Inc. *	485,280
2,600	Preferred Bank/Los Angeles CA *	42,848
4,800	PrivateBancorp, Inc.	101,808
100,300	Regions Financial Corp.	955,859
1,475	Sandy Spring Bancorp, Inc.	31,889
3,115	Trico Bancshares	66,443
425	Trustmark Corp.	10,447
450	UMB Financial Corp.	25,052
1,200	Union First Market Bankshares Corp.	24,708
3,425	WesBanco, Inc.	90,523
		4,005,396
	BEVERAGES - 1.0%
14,300	Dr. Pepper Snapple Group, Inc.	656,799
2,300	Green Mountain Coffee Roasters, Inc. *	172,638
		829,437
	BIOTECHNOLOGY - 2.4%
1,400	Acorda Therapeutics, Inc. *	46,186
925	Aegerion Pharmaceuticals, Inc. *	58,589
1,100	Alexion Pharmaceuticals, Inc. *	101,464
375	Alnylam Pharmaceuticals, Inc. *	11,629
5,100	AMAG Pharmaceuticals, Inc. *	113,475
4,525	Astex Pharmaceuticals *	18,598
2,325	Celldex Therapeutics, Inc. *	36,293
5,800	Charles River Laboratories International, Inc. *	237,974
1,850	Cubist Pharmaceuticals, Inc. *	89,355
525	Emergent Biosolutions, Inc. *	7,570
7,025	Harvard Bioscience, Inc. *	33,228
2,100	Life Technologies Corp. *	155,421
275	Medicines Co. *	8,459
24,000	Myriad Genetics, Inc. *	644,880

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	BIOTECHNOLOGY - 2.4% (Cont.)
2,600	PDL BioPharma, Inc.	$ 20,072
750	Repligen Corp. *	6,180
1,525	Seattle Genetics, Inc. *	47,977
7,000	United Therapeutics Corp. *	460,740
		2,098,090
	BUILDING MATERIALS - 0.3%
1,725	AAON, Inc.	57,063
1,275	Comfort Systems USA, Inc.	19,023
1,300	Lennox International, Inc.	83,902
350	Louisiana-Pacific Corp. *	5,176
325	Nortek, Inc. *	20,940
2,750	PGT, Inc. *	23,843
875	Trex Co., Inc. *	41,554
		251,501
	CHEMICALS - 1.6%
2,650	Aceto Corp.	36,914
1,050	American Pacific Corp. *	29,768
1,475	American Vanguard Corp.	34,559
2,710	CF Industries Holdings, Inc.	464,765
1,525	HB Fuller Co.	57,660
4,450	PPG Industries, Inc.	651,525
975	Quaker Chemical Corp.	60,460
		1,335,651
	COAL - 0.0%
1,600	SunCoke Energy, Inc. *	22,432

	COMMERCIAL SERVICES - 4.5%
2,750	Albany Molecular Research, Inc. *	32,642
1,500	AMN Healthcare Services, Inc. *	21,480
2,325	Barrett Business Services, Inc.	121,388
18,000	Booz Allen Hamilton Holding Corp. - Cl. A	312,840
3,925	Brink's Co. (The)	100,127
575	Chemed Corp.	41,647
14,875	Convergys Corp.	259,271
25,600	CoreLogic, Inc. *	593,152
2,475	Deluxe Corp.	85,759
1,050	Euronet Worldwide, Inc. *	33,453
1,300	Forrester Research, Inc.	47,697
1,375	Grand Canyon Education, Inc. *	44,316
3,600	H&R Block, Inc.	99,900
575	Healthcare Services Group, Inc.	14,099
350	Heartland Payment Systems, Inc.	13,037
600	Huron Consulting Group, Inc. *	27,744
2,825	Insperity, Inc.	85,598
800	Kelly Services, Inc.	13,976
2,400	Live Nation Entertainment, Inc. *	37,200

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	COMMERCIAL SERVICES - 4.5% (Continued)
6,400	Manpowergroup, Inc.	$ 350,720
200	MAXIMUS, Inc.	14,896
650	Medifast, Inc. *	16,744
7,900	Moody's Corp.	481,347
700	National Research Corp. *	12,600
200	National Research Corp.	6,988
3,100	PAREXEL International Corp. *	142,414
6,675	Providence Service Corp. *	194,176
5,000	Quad/Graphics, Inc.	120,500
34,400	RR Donnelley & Sons Co.	481,944
1,125	Stewart Enterprises, Inc.	14,726
525	Tree.com, Inc.	8,999
625	Valassis Communications, Inc.	15,369
		3,846,749
	COMPUTERS - 3.4%
61,200	Brocade Communications Systems, Inc. *	352,512
19,400	Cadence Design Systems, Inc. *	280,912
4,450	CIBER, Inc. *	14,863
18,700	Computer Sciences Corp.	818,499
1,075	Computer Task Group, Inc.	24,693
3,825	Cray, Inc. *	75,123
2,225	Datalink Corp. *	23,674
2,700	DST Systems, Inc.	176,391
625	Electronics for Imaging, Inc. *	17,681
1,000	j2 Global, Inc.	42,510
1,675	Manhattan Associates, Inc. *	129,243
14,900	NetApp, Inc.	562,922
5,425	Silicon Graphics International Corp. *	72,587
900	Synaptics, Inc. *	34,704
1,400	Syntel, Inc.	88,018
3,600	Western Digital Corp.	223,524
		2,937,856
	COSMETICS & PERSONAL CARE - 0.6%
16,800	Avon Products, Inc.	353,304
4,950	Inter Parfums, Inc.	141,174
		494,478
	DISTRIBUTION & WHOLESALE - 0.7%
450	MWI Veterinary Supply, Inc. *	55,458
5,175	Owens & Minor, Inc.	175,070
2,025	United Stationers, Inc.	67,939
1,280	WW Grainger, Inc.	322,790
		621,257
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
1,425	Aircastle Ltd.	22,786
18,850	Cowen Group, Inc. *	54,665
10,900	Discover Financial Services	519,276

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 3.4% (Continued)
3,475	Gain Capital Holdings, Inc.	$ 21,927
550	GAMCO Investors, Inc. - Cl. A	30,475
3,975	Home Loan Servicing Solutions Ltd.	95,281
1,375	INTL. FCStone, Inc. *	23,994
550	MarketAxess Holdings, Inc.	25,713
3,025	National Financial Partners Corp. *	76,563
7,900	Nelnet, Inc. - Cl. A	285,111
300	Netspend Holdings, Inc. *	4,791
200	Outerwall, Inc. *	11,734
425	Portfolio Recovery Associates, Inc. *	65,293
48,000	SLM Corp.	1,097,280
1,000	Virtus Investment Partners, Inc. *	176,270
8,200	Waddell & Reed Financial, Inc.	356,700
15	Walter Investment Management Corp. *	507
200	World Acceptance Corp. *	17,388
		2,885,754
	ELECTRIC - 4.1%
19,900	AES Corp.	238,601
6,000	Ameren Corp.	206,640
1,025	Avista Corp.	27,696
1,150	Black Hills Corp.	56,062
475	Cleco Corp.	22,054
11,000	CMS Energy Corp.	298,870
3,900	DTE Energy Co.	261,339
12,500	Edison International	602,000
9,200	Entergy Corp.	641,056
1,350	IDACORP, Inc.	64,476
2,000	MGE Energy, Inc.	109,520
3,300	National Fuel Gas Co.	191,235
7,400	NRG Energy, Inc.	197,580
2,400	Pinnacle West Capital Corp.	133,128
2,800	Portland General Electric Co.	85,652
600	UNS Energy Corp.	26,838
8,600	Wisconsin Energy Corp.	352,514
		3,515,261
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
650	Acuity Brands, Inc.	49,088
1,263	Advanced Energy Industries, Inc. *	21,989
1,000	Belden, Inc.	49,930
1,275	EnerSys, Inc.	62,526
1,150	Generac Holdings, Inc.	42,561
300	Insteel Industries, Inc.	5,256
650	Littelfuse, Inc.	48,497
10,025	SunPower Corp. - Cl. A *	207,518
		487,365

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	ELECTRONICS - 1.1%
3,300	Amphenol Corp.	$ 257,202
100	FEI Co.	7,299
10,500	Sanmina - SCI Corp. *	150,675
4,200	Taser International, Inc. *	35,784
33,400	Vishay Intertechnology, Inc. *	463,926
		914,886
	ENERGY - ALTERNATE SOURCES - 0.5%
13,500	FutureFuel Corp.	191,295
9,825	Green Plains Renewable Energy, Inc. *	130,869
7,850	Renewable Energy Group, Inc. *	111,705
		433,869
	ENGINEERING & CONSTRUCTION - 0.6%
9,900	AECOM Technology Corp. *	314,721
3,914	Argan, Inc.	61,058
2,875	EMCOR Group, Inc.	116,869
2,400	Tutor Perini Corp. *	43,416
		536,064
	ENTERTAINMENT - 1.1%
9,300	Bally Technologies, Inc. *	524,706
1,900	Marriott Vacations Worldwide Corp. *	82,156
17,500	Regal Entertainment Group - Cl. A	313,250
850	Six Flags Entertainment Corp.	29,886
		949,998
	ENVIRONMENTAL CONTROL - 0.0%
300	Mine Safety Appliances Co.	13,965

	FOOD - 2.9%
8,400	Dean Foods Co. *	84,168
675	Harris Teeter Supermarkets, Inc.	31,631
2,100	Hershey Co.	187,488
5,200	Ingredion, Inc.	341,224
150	J&J Snack Foods Corp.	11,670
1,150	John B Sanfilippo & Son, Inc.	23,184
23,800	Kroger Co.	822,052
500	Lancaster Colony Corp.	38,995
3,250	Pilgrim's Pride Corp. *	48,555
1,700	Sanderson Farms, Inc.	112,914
5,725	SUPERVALU, Inc. *	35,610
26,300	Tyson Foods, Inc.	675,384
3,057	WhiteWave Foods Co. *	46,461
2,150	WhiteWave Foods Co. - Cl. A *	34,932
		2,494,268
	FOREST PRODUCTS & PAPER - 0.3%
2,925	KapStone Paper and Packaging Corp.	117,526
4,454	PH Glatfelter Co.	111,795
375	Schweitzer-Mauduit International, Inc.	18,705
		248,026

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	GAS - 1.1%
8,100	Atmos Energy Corp.	$ 332,586
900	Chesapeake Utilities Corp.	46,341
625	New Jersey Resources Corp.	25,956
15,300	NiSource, Inc.	438,192
2,600	WGL Holdings, Inc.	112,372
		955,447
	HAND MACHINE TOOLS - 0.1%
1,900	Lincoln Electric Holdings, Inc.	108,813

	HEALTHCARE PRODUCTS - 2.9%
25	Abaxis, Inc.	1,188
250	Align Technology, Inc. *	9,260
475	ArthroCare Corp. *	16,402
1,275	Cyberonics, Inc. *	66,249
1,325	Greatbatch, Inc. *	43,447
1,600	Haemonetics Corp. *	66,160
925	Hanger, Inc. *	29,258
1,150	ICU Medical, Inc. *	82,869
2,750	Meridian Bioscience, Inc.	59,125
17,700	ResMed, Inc.	798,801
18,900	St. Jude Medical, Inc.	862,407
425	STERIS Corp.	18,224
800	SurModics, Inc. *	16,008
450	Utah Medical Products, Inc.	24,435
800	West Pharmaceutical Services, Inc.	56,208
4,500	Zimmer Holdings, Inc.	337,230
		2,487,271
	HEALTHCARE SERVICES - 2.5%
2,200	Centene Corp. *	115,412
12,700	Cigna Corp.	920,623
4,000	Covance, Inc. *	304,560
17,400	Health Net, Inc. *	553,668
2,150	HealthSouth Corp. *	61,920
500	Kindred Healthcare, Inc. *	6,565
1,450	LHC Group, Inc. *	28,391
1,825	Magellan Health Services, Inc. *	102,346
825	Molina Healthcare, Inc. *	30,673
		2,124,158
	HOME BUILDERS - 1.6%
2,800	MDC Holdings, Inc.	91,028
47,500	PulteGroup, Inc. *	901,075
1,950	Ryland Group, Inc.	78,195
6,600	Thor Industries, Inc.	324,588
		1,394,886

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	HOME FURNISHINGS - 0.8%
325	American Woodmark Corp. *	$ 11,277
1,675	TiVo, Inc. *	18,509
5,400	Whirlpool Corp.	617,544
		647,330
	HOUSEHOLD PRODUCTS & WARES - 0.7%
14,900	Avery Dennison Corp.	637,124

	HOUSEWARES - 0.3%
6,600	Toro Co.	299,706

	INSURANCE - 4.9%
225	Ambac Financial Group, Inc. *	5,362
975	Amtrust Financial Services, Inc.	34,807
21,600	Axis Capital Holdings Ltd.	988,848
1,925	EMC Insurance Group, Inc.	50,550
10,300	Endurance Specialty Holdings Ltd.	529,935
8,200	Everest Re Group Ltd.	1,051,732
6,325	First American Financial Corp.	139,403
1,200	HCI Group, Inc.	36,864
3,800	Hilltop Holdings, Inc. *	62,320
2,600	Kemper Corp.	89,050
6,950	Montpelier Re Holdings Ltd.	173,820
2,925	Platinum Underwriters Holdings Ltd.	167,368
1,050	State Auto Financial Corp.	19,079
6,450	Stewart Information Services Corp.	168,926
14,500	Validus Holdings Ltd.	523,740
4,300	XL Group PLC	130,376
		4,172,180
	INTERNET - 2.3%
3,100	Angie's List, Inc. *	82,305
4,500	AOL, Inc.	164,160
7,100	Liberty Interactive Corp. *	163,371
350	magicJack VocalTec Ltd. *	4,966
1,400	Netflix, Inc. *	295,526
12,475	Orbitz Worldwide, Inc. *	100,174
6,075	Overstock.com, Inc. *	171,315
13,100	Pandora Media, Inc. *	241,040
26,500	Symantec Corp.	595,455
3,000	VeriSign, Inc. *	133,980
3,133	Vitacost.com, Inc. *	26,474
		1,978,766
	INVESTMENT COMPANIES - 0.1%
13,825	Apollo Investment Corp.	107,006
475	TCP Capital Corp.	7,966
		114,972

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	IRON & STEEL - 0.9%
32,475	Commercial Metals Co.	$ 479,656
4,100	Reliance Steel & Aluminum Co.	268,796
		748,452
	LEISURE TIME - 0.8%
6,900	Brunswick Corp.	220,455
5,050	Polaris Industries, Inc.	479,750
		700,205
	MACHINERY CONSTRUCTION & MINING - 0.1%
1,800	Hyster-Yale Materials Handling, Inc.	113,022

	MACHINERY DIVERSIFIED - 1.6%
15,300	AGCO Corp.	767,907
775	Albany International Corp.	25,559
875	Altra Holdings, Inc.	23,957
850	Applied Industrial Technologies, Inc.	41,080
9,000	Babcock & Wilcox Co. (The)	270,270
100	Briggs & Stratton Corp.	1,980
475	Cognex Corp.	21,479
2,975	Columbus McKinnon Corp. *	63,427
1,675	Lindsay Corp.	125,591
425	Middleby Corp. *	72,288
		1,413,538
	MEDIA - 1.3%
11,500	AMC Networks, Inc. *	752,215
1,300	Charter Communications, Inc. *	161,005
2,400	Entercom Communications Corp. - Cl. A *	22,656
23,350	Entravision Communications Corp. - Cl. A	143,602
1	Liberty Global PLC *	54
		1,079,532
	METAL FABRICATE & HARDWARE - 0.6%
425	LB Foster Co.	18,347
4,050	Mueller Water Products, Inc. - Cl. A	27,985
600	NN, Inc.	6,846
1,475	Olympic Steel, Inc.	36,138
500	Sun Hydraulics Corp.	15,640
2,050	Valmont Industries, Inc.	293,335
4,900	Worthington Industries, Inc.	155,379
		553,670
	MINING - 0.7%
13,700	Alcoa, Inc.	107,134
400	AMCOL International Corp.	12,676
4,300	Compass Minerals International, Inc.	363,479
2,050	Kaiser Aluminum Corp.	126,977
		610,266

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	MISCELLANEOUS MANUFACTURING - 2.1%
4,750	AO Smith Corp.	$ 172,330
5,150	Federal Signal Corp. *	45,062
2,325	Hexcel Corp. *	79,166
14,300	ITT Corp.	420,563
3,800	John Bean Technologies Corp.	79,838
1,525	Koppers Holdings, Inc.	58,224
13,925	Smith & Wesson Holding Corp. *	138,972
850	Sturm Ruger & Co., Inc.	40,834
1,050	Trimas Corp. *	39,144
18,000	Trinity Industries, Inc.	691,920
		1,766,053
	OFFICE FURNISHINGS - 0.2%
1,525	Herman Miller, Inc.	41,282
1,700	HNI Corp.	61,319
2,525	Steelcase, Inc.	36,815
		139,416
	OIL & GAS - 4.6%
725	Adams Resources & Energy, Inc.	49,945
7,100	Cabot Oil & Gas Corp.	504,242
700	Carrizo Oil & Gas, Inc. *	19,831
2,400	Diamond Offshore Drilling, Inc.	165,096
5,250	EPL Oil & Gas, Inc. *	154,140
9,700	EQT Corp.	769,889
64,500	EXCO Resources, Inc.	492,780
5,600	Helmerich & Payne, Inc.	349,720
2,100	Marathon Petroleum Corp.	149,226
7,700	Murphy Oil Corp.	468,853
1,475	Northern Oil and Gas, Inc. *	19,677
1,950	Oasis Petroleum, Inc. *	75,797
1,850	Rosetta Resources, Inc. *	78,662
2,450	Stone Energy Corp. *	53,974
8,000	Tesoro Corp.	418,560
7,521	Vaalco Energy, Inc. *	43,020
5,150	Warren Resources, Inc. *	13,132
4,300	Western Refining, Inc.	120,701
		3,947,245
	OIL & GAS SERVICES - 1.1%
425	Dawson Geophysical Co. *	15,665
1,975	Dril-Quip, Inc. *	178,323
4,475	Exterran Holdings, Inc. *	125,837
750	Geospace Technologies Corp. *	51,810
6,725	Matrix Service Co. *	104,776
5,900	Oceaneering International, Inc.	425,980
1	Superior Energy Services, Inc. *	26
		902,417

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	PACKAGING & CONTAINERS - 0.9%
7,000	Bemis Co., Inc.	$ 273,980
2,300	Greif, Inc.	121,141
12,100	Owens-Illinois, Inc. *	336,259
		731,380
	PHARMACEUTICALS - 2.3%
1,850	ACADIA Pharmaceuticals, Inc. *	33,577
10,200	AmerisourceBergen Corp.	569,466
1,300	Anika Therapeutics, Inc. *	22,100
400	Auxilium Pharmaceuticals, Inc. *	6,652
625	Cornerstone Therapeutics, Inc. *	5,000
2,025	Infinity Pharmaceuticals, Inc. *	32,906
5,250	Isis Pharmaceuticals, Inc. *	141,068
225	Jazz Pharmaceuticals Plc *	15,464
4,675	Lannett Co., Inc. *	55,679
1,125	Neogen Corp. *	62,505
5,300	Orexigen Therapeutics, Inc. *	31,005
625	Pharmacyclics, Inc. *	49,669
2,900	PharMerica Corp. *	40,194
900	Questcor Pharmaceuticals, Inc.	40,914
1,300	Sagent Pharmaceuticals, Inc. *	27,274
1,600	Salix Pharmaceuticals Ltd. *	105,840
5,650	Santarus, Inc. *	118,933
3,950	Targacept, Inc. *	16,867
675	USANA Health Sciences, Inc. *	48,857
27,800	Warner Chilcott PLC	552,664
		1,976,634
	REAL ESTATE - 0.5%
1,375	Alexander & Baldwin, Inc. *	54,656
4,200	Jones Lang LaSalle, Inc.	382,788
		437,444
	REITS - 7.8%
4,500	American Capital Agency Corp.	103,455
600	Apollo Residential Mortgage, Inc.	9,888
15,525	Ashford Hospitality Trust, Inc.	177,761
1,775	Boston Properties, Inc.	187,209
20,700	Brandywine Realty Trust	279,864
17,700	CBL & Associates Properties, Inc.	379,134
26,100	Chimera Investment Corp.	78,300
12,400	Douglas Emmett, Inc.	309,380
1,775	EPR Properties	89,229
875	Equity One, Inc.	19,801
1,850	Franklin Street Properties Corp.	24,420
9,500	General Growth Properties, Inc.	188,765
1,375	Government Properties Income Trust	34,677
9,400	HCP, Inc.	427,136
2,800	Health Care REIT, Inc.	187,684

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	REITS - 7.8% (Cont.)
1,900	Highwoods Properties, Inc.	$ 67,659
12,700	Hospitality Properties Trust	333,756
20,700	Host Hotels & Resorts, Inc.	349,209
12,125	JAVELIN Mortgage Investment Corp.	170,841
16,200	Kimco Realty Corp.	347,166
12,575	Lexington Realty Trust	146,876
3,500	Macerich Co.	213,395
3,900	Mack-Cali Realty Corp.	95,511
51,800	MFA Financial, Inc.	437,710
800	One Liberty Properties, Inc.	17,568
2,350	Pennsylvania Real Estate Investment Trust	44,368
2,175	Potlatch Corp.	87,957
34,475	RAIT Financial Trust	259,252
6,700	Realty Income Corp.	280,864
6,925	Redwood Trust, Inc.	117,725
650	Sovran Self Storage, Inc.	42,114
8,927	Sunstone Hotel Investors, Inc. *	107,838
4,100	Taubman Centers, Inc.	308,115
5,400	Ventas, Inc.	375,084
12,000	Weyerhaeuser Co.	341,880
		6,641,591
	RETAIL - 6.4%
15,300	American Eagle Outfitters, Inc.	279,378
3,075	Asbury Automotive Group, Inc. *	123,307
11,800	Best Buy Co., Inc.	322,494
4,500	Big 5 Sporting Goods Corp.	98,775
7,200	Brinker International, Inc.	283,896
1,725	Buckle, Inc.	89,735
525	Cheesecake Factory, Inc.	21,992
992	Christopher & Banks Corp. *	6,686
1,125	Cracker Barrel Old Country Store, Inc.	106,492
3,600	Dillard's, Inc.	295,092
925	DineEquity, Inc.	63,705
2,175	Express, Inc. *	45,610
10,400	Foot Locker, Inc.	365,352
2,125	Francesca's Holdings Corp. *	59,054
18,100	GameStop Corp. - Cl. A	760,743
10,000	Gap, Inc.	417,300
1,052	Haverty Furniture Cos, Inc.	24,207
2,800	hhgregg, Inc. *	44,716
925	HSN, Inc.	49,691
550	Jack in the Box, Inc. *	21,610
900	Krispy Kreme Doughnuts, Inc. *	15,705
1,125	Lumber Liquidators Holdings, Inc. *	87,604
8,500	Macy's, Inc.	408,000
8,000	Nu Skin Enterprises, Inc.	488,960
2,950	O'Reilly Automotive, Inc. *	332,229

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	RETAIL - 6.4% (Continued)
200	Papa John's International, Inc. *	$ 13,074
300	PC Connection, Inc.	4,635
2,725	Penske Automotive Group, Inc.	83,221
4,800	PetMed Express, Inc.	60,480
500	Pricesmart, Inc.	43,815
23,600	Rite Aid Corp. *	67,496
525	rue21 inc *	21,845
800	Rush Enterprises, Inc. *	19,800
850	Sonic Automotive, Inc. - Cl. A	17,969
900	Sonic Corp. *	13,104
2,725	Stein Mart, Inc.	37,196
550	Texas Roadhouse, Inc. - Cl. A	13,761
2,550	Tractor Supply Co.	299,906
3,225	Wet Seal, Inc. *	15,190
		5,523,825
	SAVINGS & LOANS - 0.1%
1,975	First Defiance Financial Corp.	44,536
975	Provident Financial Holdings, Inc.	15,483
32	WSFS Financial Corp.	1,676
		61,695
	SEMICONDUCTORS - 3.2%
15,300	Applied Materials, Inc.	228,123
2,100	Cohu, Inc.	26,250
7,000	Cree, Inc. *	447,020
3,175	DSP Group, Inc. *	26,384
2,000	Exar Corp. *	21,540
7,525	First Solar, Inc. *	336,593
30,600	Freescale Semiconductor Ltd. *	414,630
4,541	GSI Technology, Inc. *	28,699
10,075	International Rectifier Corp. *	210,971
14,100	Linear Technology Corp.	519,444
9,500	Maxim Integrated Products, Inc.	263,910
275	Microsemi Corp. *	6,256
300	Monolithic Power Systems, Inc.	7,233
425	Power Integrations, Inc.	17,238
1,975	Semtech Corp. *	69,184
3,270	Tessera Technologies, Inc.	68,016
2,100	Ultra Clean Holdings *	12,705
		2,704,196

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	SOFTWARE - 2.7%
675	Advent Software, Inc.	$ 23,666
6,000	Aspen Technology, Inc. *	172,740
32,700	Broadridge Financial Solutions, Inc.	869,166
1,575	CommVault Systems, Inc. *	119,527
13,600	Electronic Arts, Inc. *	312,392
1,400	ManTech International Corp. - Cl. A	36,568
100	Medidata Solutions, Inc. *	7,745
1,325	Monotype Imaging Holdings, Inc.	33,668
1,200	PTC, Inc. *	29,436
3,015	QLIK Technologies, Inc. *	85,234
3,100	SolarWinds, Inc. *	120,311
1,325	SYNNEX Corp. *	56,021
3,575	Take-Two Interactive Software, Inc. *	53,518
725	Tyler Technologies, Inc. *	49,699
200	Ultimate Software Group, Inc. *	23,458
4,800	Workday, Inc. - Cl. A *	307,632
		2,300,781
	TELECOMMUNICATIONS - 2.4%
625	Anixter International, Inc. *	47,381
12,275	ARRIS Group, Inc. *	176,146
1,675	Atlantic Tele-Network, Inc.	83,180
13,375	Aviat Networks, Inc. *	35,042
866	Aware, Inc.	4,503
2,400	Black Box Corp.	60,768
3,575	Ciena Corp. *	69,426
6,300	Crown Castle International Corp. *	456,057
10,200	Harris Corp.	502,350
5,325	Inteliquent, Inc.	30,619
100	InterDigital, Inc.	4,465
475	Loral Space & Communications, Inc.	28,491
36,800	RF Micro Devices, Inc. *	196,880
3,600	SBA Communications Corp. - Cl. A *	266,832
3,100	Ubiquiti Networks, Inc.	54,374
1,250	USA Mobility, Inc.	16,962
3,200	Vonage Holdings Corp. *	9,056
825	West Corp.	18,265
		2,060,797
	TEXTILES - 0.1%
4,300	Culp, Inc.	74,777
500	G&K Services, Inc.	23,800
100	UniFirst Corp.	9,125
		107,702
	TOYS/GAMES/HOBBIES - 0.5%
9,700	Hasbro, Inc.	434,851

See accompanying notes to these financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	TRANSPORTATION - 0.7%
1,075	Bristow Group, Inc.	$ 70,219
2,000	Con-way, Inc.	77,920
550	Heartland Express, Inc.	7,629
4,400	JB Hunt Transport Services, Inc.	317,856
1,463	Saia, Inc. *	43,831
6,850	Swift Transportation Co. - Cl. A *	113,299
		630,754
	TRUCKING & LEASING - 0.3%
1,650	AMERCO	267,135
1,325	Greenbrier Cos, Inc. *	32,290
		299,425
	WATER - 0.6%
2,925	American States Water Co.	156,985
9,300	American Water Works Co., Inc.	383,439
		540,424

	TOTAL COMMON STOCK (Cost - $74,190,020)	84,919,424

	SHORT-TERM INVESTMENTS - 0.5%
	MONEY MARKET FUND - 0.5%
419,136	STIT - Liquid Assets Portfolio, to yield 0.0% (Cost - $419,136) (a)	$ 419,136

	TOTAL INVESTMENTS - 99.6% (Cost - $74,609,156) (b)	$ 85,338,560
	OTHER ASSETS LESS LIABILITIES - NET - 0.4%	326,550
	NET ASSETS - 100.0%	$ 85,665,110

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at June 30, 2013.

 (b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $74,687,121 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 11,765,162
Unrealized depreciation:		(1,113,723)
Net unrealized appreciation:		$ 10,651,439

See accompanying notes to these financial statements.

Dear Shareholders:

We are pleased to present you with the JNF Balanced Portfolio Semi Annual Report for the period ended June 30, 2013.

The JNF Balanced Portfolio (the “Fund”) returned 7.97% for the six months ended June 30th versus the split 70/30 benchmark return of 8.81% (70% Russell 1000 Total Return and 30% Barclay’s Capital U.S. Aggregate Index).  The Fund was neutral to the allocation target of 70% equity and 30% fixed income during the year and currently maintains a similar allocation.

The Equity Team at the Sub-Adviser, Chicago Equity Partners, LLC (“CEP”), based upon a belief that certain fundamental characteristics drive stock performance, seeks out companies with a combination of favorable growth and valuation characteristics that will out-perform their peers in the long run.  CEP looks for stocks with a combination of the following qualities:

▪

They are trading at a reasonable price versus peer companies;

▪

Expected earnings are increasing faster versus peer companies;

▪

They have strong balance sheets and have a higher quality aspect to them; and

▪

They are responsible with their capital.

The Fixed Income Team at the Sub-Adviser, Chicago Equity Partners, LLC (“CEP”), believes that the role of fixed income is to provide income, stability and to reduce overall portfolio risk.  CEP builds diversified portfolios with an income advantage by purchasing bonds in the high-quality, non-Treasury sectors. The depth and breadth of their research adds value in sector allocation, yield curve positioning and security selection. CEP manages risk by maintaining a narrow duration band, limiting position size and avoiding illiquid and unproven securities.  A disciplined investment process is followed through all market cycles combining quantitative and fundamental research with an experienced portfolio management team.  The key elements of the process include sector allocation, security selection, yield curve positioning/duration management and risk management.

The Equity and Fixed Income Teams work together to determine the appropriate balance of equities and fixed income based on the target allocation of 70/30, using a broad set of factors including macro-economic trends, capital market trends, Fed outlook, and relative valuation.

The Wall Street Journal’s March 29th, 2013 headline on section C1 read, “S&P high is a show of faith in the Fed.”  Chairman Ben Bernanke’s recent comments forced investors to re-examine that faith.  The short-term reaction in several different asset classes was not confidence inspiring.  After a strong start to the year, U.S. equity markets continued to rise during April and May 2013.  The string of seven consecutive monthly advances came to its conclusion in June 2013.  Even with June’s retracement, the second quarter return for the Russell 1000 rose 2.65%.  This completed the strongest first half start for the Russell 1000 since 1998.  However, the ending left an uneasy feeling for investors as the discussion regarding the eventual tapering of the Federal Reserve’s (the “Fed”) bond purchases resulted in an increase in market volatility that had been very tame up to this point.  While Chairman Bernanke went to great lengths to emphasize that the decision would be data driven and reliant upon an improving economic outlook, the potential for a shift in Fed policy during the second half of 2013 was greeted with concern and uncertainty.  This will put an even greater emphasis on the soon to be reported 2nd quarter earnings which started in July 2013, and just as important, the outlook and guidance that companies will provide.  As mentioned, any slowdown in quantitative easing is dependent upon an improving domestic economy, which continues to deliver mixed results.  Manufacturing data weakened May and 1st quarter GDP was revised down to 1.8%.  However, the US housing and labor markets continue to improve, keeping consumer confidence high.  Volatility remained tame until the June sell-off, but remains near or below long term averages.  Leadership within the equity markets shifted during the second quarter as cyclical stocks such as financials and consumer discretionary led the way, and the more defensive sectors such as consumer staples, utilities, and telecom trailed.  It was a quarter where “safe” strategies, such as higher dividend yield, failed to provide protection.

The equity portion of the Fund underperformed during the first half of the year.  Our top ranked stocks in TMT (Technology, Media and Telecom), Energy and Financials all performed poorly as cheap stocks with weak fundamentals drove performance in those sectors.  Over the last twelve months, the top ranked stocks performed poorly in TMT and Non Cyclicals, while the lowest ranked stocks in Financials performed well, all hurting performance. Typically weak quarters driven by cheap stocks and not a broad set of fundamental factors are followed by improved model performance.  We expect fundamentals to matter and momentum and quality factors to improve as we enter reporting season.

Our research has shown that constructing a well-diversified portfolio of companies with attractive valuation ratios, quality balance sheets, and positive growth and moment expectations built through a disciplined, risk controlled process delivers consistent excess returns.  Overall, our philosophy will not change based on short-term trends or conditions in the market.  We will continue to use our disciplined approach to provide added value at controlled levels of risk.

The second quarter of 2013 was a significant departure from the relative tranquility of the previous 3 quarters.  The yield on the 10 year Treasury bond began the quarter at 1.91% and finished up at 2.55% by the end of June.  At one point during the quarter, interest rates were up approximately 100 basis points from the recent low in May and 40 basis points since the Federal Open Market Committee announcement.  Rate volatility doubled from the year to date average thru May 1st.   The market seemed to be focused on the Federal Reserve’s plan to, all else equal, reduce US Treasury and Agency Mortgage Backed Securities starting sometime between now and year end with a target program completion around mid-2014.  Uncertainty over the schedule of Federal Reserve’s QE3 purchase program contributed to the increase in rate volatility and weak performance in risk sectors of the capital markets.  Specifically, the lower rated investment grade corporate bonds (Financials) experienced the larger sell offs (wider spreads) versus the higher quality issues (Industrials and Utilities).  Investors are likely to remain focused on these developments for the next several quarters.

The increase in corporate spreads in June greatly benefited the fixed income portion of the Fund while over weights to Agency securities and underweights to Treasuries did provide a modest drag on performance during this period.  The fixed income portfolio remains positioned to benefit from continued spread widening as we are underweight corporate exposure in general and significantly underweight the riskier sectors while emphasizing quality.  The relative duration exposure is also in line with the benchmark which reduces the volatility associated with changing interest rates.  Weak fundamentals, combined with elevated valuations will benefit portfolio performance in a less risk seeking environment.  We continue to believe our positioning is prudent, is in-line with our stated objectives, and will benefit our clients.

Sincerely,

JNF Advisors, Inc.

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on redemption of fund shares. There is no front end or back end load for the JNF Balanced Portfolio. The total annual operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May, 1 2013 is 1.40% (before fee waiver/reimbursement). For performance information current to the most recent month-end, please call toll-free 1-866-667-0564. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower. The Portfolio’s prospectus contains more complete information, including fees, expenses and risks involved in investing in Mutual Funds and should be read carefully before investing.

The Portfolio is an investment vehicle for variable annuity contracts. All Performance figures for the Portfolio do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses.

JNF Balanced Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	Six Months	One Year	Three Year	Five Year	Since Inception**
JNF Balanced Portfolio	7.97%	11.95%	13.29%	7.04%	4.41%
Barclay's Capital US Aggregate Bond Index ***	-2.44%	-0.69%	3.51%	5.19%	5.19%
Russell 1000 Total Return Index ***	13.91%	21.24%	18.63%	7.12%	3.72%
Blended Benchmark Index ***	8.81%	14.30%	14.15%	6.94%	4.53%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.

** Inception date is May 1, 2007.

*** The Blended Benchmark Index represents a blend of 70% Russell 1000 Total Return Index and 30% Barclay's Capital US Aggregate Bond Index. The Russell 1000 is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000. The Barclay’s Capital US Aggregate Index  is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities.

Holdings by Industry				% of Net Assets
US Government Agencies - Mortgage Backed				10.9%
US Government				10.7%
Oil & Gas				5.8%
US Government Agency				5.6%
Banks				5.4%
Computers				5.0%
Retail				4.0%
Pharmaceuticals				3.7%
Diversified Financial Services				3.3%
Telecommunications				3.2%
Other, Cash & Cash Equivalents				42.4%
				100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares				Value
	COMMON STOCK - 70.1%
	AEROSPACE & DEFENSE - 1.2%
600	Lockheed Martin Corp.			$ 65,076
2,000	Northrop Grumman Corp.			165,600
				230,676
	AGRICULTURE - 0.9%
2,350	Lorillard, Inc.			102,648
710	Philip Morris International, Inc.			61,500
				164,148
	AIRLINES - 0.9%
9,150	Delta Air Lines, Inc. *			171,197

	APPAREL - 0.4%
1,000	Hanesbrands, Inc.			51,420
400	Michael Kors Holdings Ltd. *			24,808
				76,228
	AUTO MANUFACTURERS - 0.6%
2,800	Oshkosh Corp. *			106,316

	AUTO PARTS & EQUIPMENT - 0.6%
600	Lear Corp.			36,276
1,250	Visteon Corp. *			78,900
				115,176
	BANKS - 5.4%
2,600	Fifth Third Bancorp			46,930
775	Goldman Sachs Group, Inc.			117,219
6,690	JPMorgan Chase & Co.			353,165
13,500	Regions Financial Corp.			128,655
9,350	Wells Fargo & Co.			385,874
				1,031,843
	BEVERAGES - 1.2%
1,900	Coca-Cola Co.			76,209
2,600	Dr. Pepper Snapple Group, Inc.			119,418
500	PepsiCo, Inc.			40,895
				236,522
	BIOTECHNOLOGY - 1.6%
1,985	Amgen, Inc.			195,840
100	Biogen Idec, Inc. *			21,520
550	Celgene Corp. *			64,301
525	United Therapeutics Corp. *			34,555
				316,216
	CHEMICALS - 1.9%
595	CF Industries Holdings, Inc.			102,042
1,300	LyondellBasell Industries NV			86,138
1,025	PPG Industries, Inc.			150,070
200	Sherwin-Williams Co.			35,320
				373,570

See accompanying notes to these financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Value
	COMMERCIAL SERVICES - 0.5%
1,000	Manpowergroup, Inc.			$ 54,800
800	Moody's Corp.			48,744
				103,544
	COMPUTERS - 4.9%
950	Accenture PLC - Class A			68,362
340	Apple, Inc.			134,667
3,900	Computer Sciences Corp.			170,703
4,500	Hewlett-Packard Co.			111,600
1,410	International Business Machines Corp.			269,465
2,800	NetApp, Inc.			105,784
2,000	Seagate Technology PLC			89,660
				950,241
	COSMETICS & PERSONAL CARE - 1.1%
2,650	Procter & Gamble Co.			204,024

	DISTRIBUTION & WHOLESALE - 0.1%
110	WW Grainger, Inc.			27,740

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
3,575	Discover Financial Services			170,313
6,200	SLM Corp.			141,732
1,575	Visa, Inc. - Class A			287,831
				599,876
	ELECTRIC - 1.7%
3,300	AES Corp.			39,567
1,450	Ameren Corp.			49,938
2,100	Edison International			101,136
1,500	National Fuel Gas Co.			86,925
1,000	Pinnacle West Capital Corp.			55,470
				333,036
	ELECTRONICS - 0.8%
1,850	Honeywell International, Inc.			146,779

	ENTERTAINMENT - 0.4%
1,600	International Game Technology			26,736
3,200	Regal Entertainment Group - Class A			57,280
				84,016
	FOOD - 2.4%
3,400	Dean Foods Co. *			34,068
1,400	Hillshire Brands Co.			46,312
5,000	Kroger Co.			172,700
700	Sysco Corp.			23,912
5,600	Tyson Foods, Inc.			143,808
1,237	WhiteWave Foods Co. *			18,798
870	WhiteWave Foods Co. - Class A *			14,136
				453,734

See accompanying notes to these financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Value
	GAS - 0.4%
1,700	Atmos Energy Corp.			$ 69,802

	HAND MACHINE TOOLS - 0.2%
400	Snap-on, Inc.			35,752

	HEALTHCARE PRODUCTS - 2.4%
1,250	Becton Dickinson and Co.			123,538
800	Medtronic, Inc.			41,176
1,100	ResMed, Inc.			49,643
4,000	St Jude Medical, Inc.			182,520
800	Zimmer Holdings, Inc.			59,952
				456,829
	HEALTHCARE SERVICES - 1.4%
1,100	Aetna, Inc.			69,894
2,700	Cigna Corp.			195,723
				265,617
	HOME BUILDERS - 0.6%
6,300	PulteGroup, Inc. *			119,511

	HOME FURNISHINGS - 0.4%
700	Whirlpool Corp.			80,052

	HOUSEHOLD PRODUCTS & WARES - 0.5%
1,050	Kimberly-Clark Corp.			101,997

	INSURANCE - 3.1%
600	American International Group, Inc. *			26,820
3,100	Axis Capital Holdings Ltd.			141,918
700	Berkshire Hathaway, Inc. *			78,344
1,550	Everest Re Group Ltd.			198,803
1,300	MetLife, Inc.			59,488
1,050	Travelers Cos, Inc.			83,916
				589,289
	INTERNET - 2.2%
1,675	AOL, Inc.			61,104
300	Netflix, Inc. *			63,327
1,400	Pandora Media, Inc. *			25,760
2,000	Symantec Corp.			44,940
600	VeriSign, Inc. *			26,796
7,700	Yahoo!, Inc. *			193,347
				415,274
	IRON & STEEL - 0.1%
400	Reliance Steel & Aluminum Co.			26,224

	LEISURE TIME - 0.2%
350	Polaris Industries, Inc.			33,250

See accompanying notes to these financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Value
	LODGING - 0.4%
900	Starwood Hotels & Resorts Worldwide, Inc.			$ 56,871
225	Wynn Resorts Ltd.			28,800
				85,671
	MACHINERY DIVERSIFIED - 0.5%
2,000	AGCO Corp.			100,380

	MEDIA - 2.2%
800	AMC Networks, Inc. *			52,328
3,300	CBS Corp.			161,271
3,750	Comcast Corp.			157,050
900	Walt Disney Co.			56,835
				427,484
	METAL FABRICATE & HARDWARE - 0.2%
250	Valmont Industries, Inc.			35,771

	MINING - 0.1%
2,400	Alcoa, Inc.			18,768

	MISCELLANEOUS MANUFACTURING - 1.3%
9,300	General Electric Co.			215,667
1,100	Trinity Industries, Inc.			42,284
				257,951
	OIL & GAS - 5.7%
900	Cabot Oil & Gas Corp.			63,918
2,075	Chevron Corp.			245,556
1,000	ConocoPhillips			60,500
1,000	EQT Corp.			79,370
3,965	Exxon Mobil Corp.			358,238
1,100	Helmerich & Payne, Inc.			68,695
250	Marathon Petroleum Corp.			17,765
1,300	Murphy Oil Corp.			79,157
900	Phillips 66			53,019
500	Tesoro Corp.			26,160
1,425	Valero Energy Corp.			49,547
				1,101,925
	OIL & GAS SERVICES - 0.6%
2,600	Halliburton Co.			108,472

	PACKAGING & CONTAINERS - 0.4%
1,000	Owens-Illinois, Inc. *			27,790
1,100	Packaging Corp. of America			53,856
				81,646

See accompanying notes to these financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Value
	PHARMACEUTICALS - 3.6%
1,450	Abbott Laboratories			$ 50,576
3,850	AbbVie, Inc.			159,159
700	Cardinal Health, Inc.			33,040
1,650	Eli Lilly & Co.			81,048
450	Express Scripts Holding Co. *			27,761
305	Johnson & Johnson			26,187
10,958	Pfizer, Inc.			306,934
				684,705
	REITS - 2.1%
2,500	American Capital Agency Corp.			57,475
4,150	Brandywine Realty Trust			56,108
975	Public Storage			149,497
725	Simon Property Group, Inc.			114,492
800	Weyerhaeuser Co.			22,792
				400,364
	RETAIL - 3.9%
1,300	Brinker International, Inc.			51,259
115	Chipotle Mexican Grill, Inc. - Class A *			41,900
1,350	Costco Wholesale Corp.			149,270
900	GameStop Corp. - Cl. A			37,827
1,500	Gap, Inc.			62,595
1,800	Home Depot, Inc.			139,446
3,000	TJX Cos, Inc.			150,180
1,500	Wal-Mart Stores, Inc.			111,735
				744,212
	SEMICONDUCTORS - 1.5%
1,200	Cree, Inc. *			76,632
1,300	First Solar, Inc. *			58,149
4,200	Freescale Semiconductor Ltd. *			56,910
1,900	Linear Technology Corp.			69,996
1,000	Maxim Integrated Products, Inc.			27,780
				289,467
	SOFTWARE - 2.0%
1,900	Adobe Systems, Inc. *			86,564
5,690	Microsoft Corp.			196,476
3,100	Oracle Corp.			95,232
				378,272
	TELECOMMUNICATIONS - 3.1%
4,500	AT&T, Inc.			159,300
198	Aviat Networks, Inc. *			519
7,900	Cisco Systems, Inc.			192,049
700	Motorola Solutions, Inc.			40,411
3,875	Verizon Communications, Inc.			195,066
				587,345

See accompanying notes to these financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Value
	TRANSPORTATION - 0.7%
600	Con-way, Inc.			$ 23,376
750	Union Pacific Corp.			115,710
				139,086
	WATER - 0.6%
2,400	American Water Works Co., Inc.			98,952
700	Aqua America, Inc.			21,903
				120,855

	TOTAL COMMON STOCK (Cost - $11,645,085)			13,480,853

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 28.9%
	AGRICULTURE - 0.0%
$ 4,000	Altria Group, Inc.	9.7000	11/10/2018	5,298

	BEVERAGES - 0.1%
25,000	PepsiCo, Inc.	2.5000	5/10/2016	25,972

	COMPUTERS - 0.1%
16,000	International Business Machines Corp.	4.0000	6/20/2042	15,001

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
35,000	American Express Co.	7.2500	5/20/2014	36,951
10,000	General Electric Capital Corp.	6.7500	3/15/2032	11,990
				48,941
	ELECTRIC - 0.3%
10,000	Consolidated Edison Co. of New York, Inc.	6.7500	4/1/2038	12,965
8,000	Dominion Resources, Inc.	4.4500	3/15/2021	8,597
15,000	Duke Energy Corp.	3.5500	9/15/2021	14,948
15,000	Georgia Power Co.	5.4000	6/1/2040	16,084
				52,594
	FOOD - 0.1%
10,000	Kellogg Co.	7.4500	4/1/2031	12,905

	OIL & GAS - 0.1%
10,000	ConocoPhillips	4.6000	1/15/2015	10,603

	PHARMACEUTICALS - 0.1%
15,000	Pfizer, Inc.	6.2000	3/15/2019	18,101

	PIPELINES - 0.4%
15,000	TransCanada PipeLines Ltd.	3.8000	10/1/2020	15,764
45,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	47,666
10,000	TransCanada PipeLines Ltd.	7.1250	1/15/2019	12,162
				75,592

See accompanying notes to these financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Par Value		Coupon Rate (%)	Maturity	Value
	RETAIL - 0.1%
$ 10,000	McDonald's Corp.	6.3000	10/15/2037	$ 12,522
15,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	18,856
				31,378
	TELECOMMUNICATIONS - 0.1%
25,000	Verizon Communications, Inc.	3.0000	4/1/2016	26,140

	TRANSPORTATION - 0.1%
15,000	United Parcel Service, Inc.	6.2000	1/15/2038	18,489

	U.S. GOVERNMENT - 10.7%
80,000	United States Treasury Note	0.2500	4/30/2014	80,050
45,000	United States Treasury Note	0.3750	7/31/2013	45,011
560,000	United States Treasury Note	0.6250	8/31/2017	548,297
575,000	United States Treasury Note	0.7500	3/31/2018	559,681
100,000	United States Treasury Note	1.7500	5/15/2022	95,352
310,000	United States Treasury Note	3.1250	5/15/2021	332,705
145,000	United States Treasury Bond	3.5000	2/15/2039	147,515
205,000	United States Treasury Bond	4.7500	2/15/2041	254,977
				2,063,588
	U.S. GOVERNMENT AGENCY - 5.6%
145,000	Federal Home Loan Banks	5.2500	6/18/2014	152,017
155,000	Federal Home Loan Banks	5.3750	5/18/2016	175,445
25,000	Federal Home Loan Mortgage Corp.	0.8750	10/28/2013	25,052
110,000	Federal Home Loan Mortgage Corp.	1.0000	7/30/2014	110,912
70,000	Federal Home Loan Mortgage Corp.	1.0000	8/27/2014	70,601
195,000	Federal Home Loan Mortgage Corp.	3.7500	3/27/2019	214,255
140,000	Federal National Mortgage Association	5.0000	5/11/2017	160,280
145,000	Federal National Mortgage Association	5.3750	7/15/2016	164,788
				1,073,350
	U.S. GOVERNMENT AGENCIES - MORTGAGE BACKED - 10.9%
46,260	Federal Home Loan Mortgage Corp.	3.5000	3/1/2042	46,922
17,471	Federal Home Loan Mortgage Corp.	4.5000	11/1/2018	18,351
98,441	Federal Home Loan Mortgage Corp.	4.5000	11/1/2039	103,699
14,573	Federal Home Loan Mortgage Corp.	5.0000	12/1/2020	15,419
5,485	Federal Home Loan Mortgage Corp.	5.5000	9/1/2036	5,936
34,154	Federal Home Loan Mortgage Corp.	5.5000	4/1/2038	36,795
15,814	Federal Home Loan Mortgage Corp.	6.0000	1/1/2038	17,182
11,838	Federal Home Loan Mortgage Corp.	6.0000	4/1/2038	12,928
26,193	Federal Home Loan Mortgage Corp.	6.0000	6/1/2038	28,451
121,378	Federal National Mortgage Association	2.5000	4/1/2023	123,103
100,346	Federal National Mortgage Association	3.0000	3/1/2042	98,182
98,522	Federal National Mortgage Association	3.0000	2/1/2043	96,298
129,771	Federal National Mortgage Association	3.0000	5/1/2043	126,841
62,523	Federal National Mortgage Association	3.5000	12/1/2041	63,528
53,217	Federal National Mortgage Association	3.5000	4/1/2042	54,095

See accompanying notes to these financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Par Value		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - MORTGAGE BACKED - 10.9% (Continued)
$ 9,766	Federal National Mortgage Association	4.0000	5/1/2014	$ 9,883
63,259	Federal National Mortgage Association	4.0000	8/1/2019	66,082
5,679	Federal National Mortgage Association	4.0000	10/1/2020	5,980
36,251	Federal National Mortgage Association	4.0000	3/1/2021	38,050
80,528	Federal National Mortgage Association	4.0000	5/1/2021	84,469
19,612	Federal National Mortgage Association	4.0000	2/1/2022	20,652
9,586	Federal National Mortgage Association	4.0000	2/1/2025	10,113
25,234	Federal National Mortgage Association	4.0000	7/1/2025	26,580
46,077	Federal National Mortgage Association	4.0000	10/1/2040	48,033
21,226	Federal National Mortgage Association	4.0000	11/1/2040	22,259
44,569	Federal National Mortgage Association	4.0000	2/1/2041	46,461
39,433	Federal National Mortgage Association	4.0000	12/1/2041	41,138
18,903	Federal National Mortgage Association	4.5000	11/1/2019	20,079
10,330	Federal National Mortgage Association	4.5000	6/1/2024	10,950
11,495	Federal National Mortgage Association	4.5000	6/1/2025	12,184
5,089	Federal National Mortgage Association	4.5000	9/1/2035	5,390
31,097	Federal National Mortgage Association	4.5000	3/1/2039	32,927
29,191	Federal National Mortgage Association	4.5000	11/1/2039	30,938
50,389	Federal National Mortgage Association	4.5000	6/1/2040	53,404
114,085	Federal National Mortgage Association	4.5000	10/1/2040	121,441
63,035	Federal National Mortgage Association	4.5000	11/1/2040	68,559
32,889	Federal National Mortgage Association	4.5000	5/1/2041	35,009
13,365	Federal National Mortgage Association	5.0000	3/1/2023	14,291
37,188	Federal National Mortgage Association	5.0000	9/1/2033	40,061
39,021	Federal National Mortgage Association	5.0000	5/1/2035	42,038
3,449	Federal National Mortgage Association	5.0000	10/1/2035	3,715
44,655	Federal National Mortgage Association	5.0000	2/1/2036	48,100
41,102	Federal National Mortgage Association	5.0000	6/1/2040	44,654
56,406	Federal National Mortgage Association	5.0000	8/1/2041	61,043
13,084	Federal National Mortgage Association	5.5000	6/1/2022	14,366
33,850	Federal National Mortgage Association	5.5000	11/1/2035	36,940
27,633	Federal National Mortgage Association	5.5000	12/1/2039	30,029
20,086	Federal National Mortgage Association	6.0000	3/1/2036	22,093
9,251	Federal National Mortgage Association	6.0000	3/1/2037	10,061
17,535	Federal National Mortgage Association	6.0000	8/1/2037	19,069
5,793	Federal National Mortgage Association	6.0000	5/1/2038	6,301
21,274	Federal National Mortgage Association	6.0000	6/1/2038	23,581
13,545	Federal National Mortgage Association	6.5000	3/1/2037	15,024
1,018	Federal National Mortgage Association	7.0000	6/1/2029	1,165
				2,090,842

	TOTAL BONDS & NOTES (Cost - $5,583,325)			5,568,794

See accompanying notes to these financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Value
	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
198,004	AIM STIT Liquid Assets Portfolio, to yield 0.0% (Cost - $198,004) (a)			$ 198,004

	TOTAL INVESTMENTS - 100.0% (Cost - $17,426,414) (b)			$ 19,247,651
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%			(6,023)
	NET ASSETS - 100.0%			$ 19,241,628

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at June 30, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $17,481,928 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:			$ 2,003,067
	Unrealized depreciation:			(237,344)
	Net unrealized appreciation:			$ 1,765,723

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

	JNF Equity	JNF Balanced
	Portfolio	Portfolio

ASSETS
Investments, at cost	$ 74,609,156	$ 17,426,414
Investments in securities, at value	$ 85,338,560	$ 19,247,651
Receivable for securities sold	3,120,823	-
Dividends and interest receivable	106,112	42,668
TOTAL ASSETS	88,565,495	19,290,319

LIABILITIES
Payable for securities purchased	2,793,048	-
Payable for portfolio shares redeemed	12,228	4,981
Investment advisory fees payable	43,134	8,068
Distribution (12b-1) fees payable	16,595	3,761
Fees payable to other affiliates	3,389	1,041
Due to Custodian	70	-
Accrued expenses and other liabilities	31,921	30,840
TOTAL LIABILITIES	2,900,385	48,691

NET ASSETS	$ 85,665,110	$ 19,241,628

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 89,839,532	$ 18,104,352
Undistributed net investment income	998,793	46,325
Accumulated net realized loss on investments	(15,902,619)	(730,286)
Net unrealized appreciation on investments	10,729,404	1,821,237
NET ASSETS	$ 85,665,110	$ 19,241,628

Shares of Beneficial Interest Outstanding	3,138,524	1,024,976
Net Asset Value (Net Assets/Shares of Beneficial Interest)/Offering & Redemption Price per share)	$ 27.29	$ 18.77

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2013

	JNF Equity	JNF Balanced
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends	$ 712,412	$ 145,913
Interest	118	52,396
Less: Foreign withholding taxes	-	(181)
TOTAL INVESTMENT INCOME	712,530	198,128

EXPENSES:
Investment advisory fees	275,894	63,087
Distribution (12b-1) fees	106,113	24,264
Administration service fees	77,988	23,185
Professional fees	20,585	14,497
Trustees' fees and expenses	-	2,185
Compliance officer fees	6,802	1,755
Printing and postage expense	5,012	1,704
Custodian fees	3,759	3,666
Insurance expenses	3,580	895
TOTAL EXPENSES	499,733	135,238

Less: Fees waived by the Advisor	-	(13,949)
NET EXPENSES	499,733	121,289

NET INVESTMENT INCOME	212,797	76,839

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investment transactions	8,172,289	1,289,898
Net change in unrealized appreciation/ (depreciation)
on investment transactions	2,764,421	145,936

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	10,936,710	1,435,834

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ 11,149,507	$ 1,512,673

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF CHANGES IN NET ASSETS

	JNF Equity Portfolio		JNF Balanced Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2013	2012	2013	2012
FROM OPERATIONS	(Unaudited)		(Unaudited)
Net investment income	$ 212,797	$ 786,930	$ 76,839	$ 232,517
Net realized gain on investments	8,172,289	8,457,688	1,289,898	1,580,102
Net change in unrealized appreciation/ (depreciation)
on investments	2,764,421	3,374,667	145,936	259,118
Net Increase in Net Assets
Resulting From Operations	11,149,507	12,619,285	1,512,673	2,071,737

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	-	(386,701)	(85,939)	(246,411)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	499,355	1,231,516	20,609	2,323,054
Reinvestment of dividends and distributions	-	386,701	85,939	246,411
Cost of shares redeemed	(6,250,930)	(12,244,266)	(1,434,321)	(5,316,019)
Net Decrease in Net Assets From Share
Transactions of Beneficial Interest	(5,751,575)	(10,626,049)	(1,327,773)	(2,746,554)

TOTAL INCREASE/ (DECREASE) IN NET ASSETS	5,397,932	1,606,535	98,961	(921,228)

NET ASSETS
Beginning of period	80,267,178	78,660,643	19,142,667	20,063,895
End of period*	$ 85,665,110	$ 80,267,178	$ 19,241,628	$ 19,142,667
* Includes undistributed net investment income of	$ 998,793	$ 785,996	$ 46,325	$ 55,425

SHARES ACTIVITY
Shares Sold	19,303	53,605	1,113	135,198
Shares Reinvested	-	16,469	4,579	14,284
Shares Redeemed	(234,300)	(535,027)	(76,923)	(309,118)
Net Decrease in Shares of Beneficial Interest Outstanding	(214,997)	(464,953)	(71,231)	(159,636)

See accompanying notes to these financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	JNF Equity Portfolio
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2013		2012	2011	2010	2009	2008
	(Unaudited)
Net asset value, beginning of year	$ 23.94		$ 20.60	$ 20.56	$ 16.44	$ 12.30	$ 21.46
Activity from investment operations:
Net investment income (1)	0.07		0.22	0.09	0.15	0.12	0.12
Net realized and unrealized gain
(loss) on investments	3.28		3.23	0.12	4.11	4.16	(9.25)
Total from investment operations	3.35		3.45	0.21	4.26	4.28	(9.13)

Less distributions from:
Net investment income	-		(0.11)	(0.17)	(0.14)	(0.14)	(0.03)

Net asset value, end of year	$ 27.29		$ 23.94	$ 20.60	$ 20.56	$ 16.44	$ 12.30

Total return (2)	13.99%		16.76%	1.06%	26.02%	35.03%	-42.60%

Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$ 85,665		$ 80,267	$ 78,661	$ 88,218	$ 77,893	$ 63,760

Ratios of expenses to average net assets	1.18%	(4)	1.19%	1.15%	1.16%	1.14%	1.10%

Ratios of expenses to average
net assets before waivers	1.18%	(4)	1.19%	1.15%	1.16%	1.18%	1.17%

Ratios of net investment income
to average net assets	0.50%	(4)	0.97%	0.45%	0.81%	0.92%	0.67%

Ratios of net investment income to
average net assets before waiver	0.50%	(4)	0.97%	0.45%	0.81%	0.88%	0.60%

Portfolio turnover rate	64%	(3)	122%	123%	123%	122%	118%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3) Not annualized.
(4) Annualized.

See accompanying notes to these financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	JNF Balanced Portfolio
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2013		2012	2011	2010	2009	2008
	(Unaudited)
Net asset value, beginning of year	$ 17.46		$ 15.98	$ 15.27	$ 13.86	$ 11.58	$ 15.40
Activity from investment operations:
Net investment income (1)	0.07		0.19	0.19	0.20	0.22	0.29
Net realized and unrealized gain
(loss) on investments	1.32		1.50	0.72	1.41	2.28	(3.82)
Total from investment operations	1.39		1.69	0.91	1.61	2.50	(3.53)

Less distributions from:
Net investment income	(0.08)		(0.21)	(0.20)	(0.20)	(0.22)	(0.29)

Net asset value, end of year	$ 18.77		$ 17.46	$ 15.98	$ 15.27	$ 13.86	$ 11.58

Total return (2)	7.97%		10.60%	6.01%	11.74%	21.85%	-23.16%

Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$ 19,242		$ 19,143	$ 20,064	$ 21,293	$ 22,874	$ 22,332

Ratios of expenses to average net assets	1.25%	(4)	1.25%	1.23%	1.18%	1.14%	1.10%

Ratios of expenses to average net
assets before waivers	1.39%	(4)	1.40%	1.36%	1.35%	1.31%	1.28%

Ratios of net investment income
to average net assets	0.79%	(4)	1.13%	1.21%	1.40%	1.80%	2.09%

Ratios of net investment income to
average net assets before waiver	0.65%	(4)	0.98%	1.08%	1.24%	1.62%	1.90%

Portfolio turnover rate	45%	(3)	77%	103%	79%	109%	98%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3) Not annualized.
(4) Annualized.

See accompanying notes to these financial statements.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2013

1.

ORGANIZATION

The JNF Equity Portfolio (the “Equity Portfolio”) and the JNF Balanced Portfolio (the “Balanced Portfolio”) (collectively, the “Portfolios”) are diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including JNF Advisors, Inc.’s (the “Advisor”) affiliate, Jefferson National Life Insurance Company.  The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts.  Jefferson National Life Insurance Company separate accounts own 100% of the shares offered by each Portfolio.  The investment objective of each Portfolio is as follows:

Portfolio

Primary Objective

Equity Portfolio

Total return consistent with preservation of capital and a prudent level of risk.

Balanced Portfolio

Total return consistent with preservation of capital and a prudent level of risk.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities and other assets held by the Equity and Balanced Portfolios listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

The Portfolios utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013, for the Portfolios’ assets measured at fair value:

Equity Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 84,919,424	$ -	$ -	$ 84,919,424
Money Market Funds	419,136	-	-	419,136
Total	$ 85,338,560	$ -	$ -	$ 85,338,560

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Balanced Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 13,480,853	$ -	$ -	$ 13,480,853
Bonds & Notes	-	5,568,794	-	5,568,794
Money Market Funds	198,004	-	-	198,004
Total	$ 13,678,857	$ 5,568,794	$ -	$ 19,247,651

The Portfolios did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Portfolios’ policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolios of Investments for Industry Classification.

Security transactions and related income – Security transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.  Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively.  Dividend income is recorded on the ex-dividend date.  Interest income is recognized on an accrual basis.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – The following table summarizes each Portfolio’s Investment Income and Capital Gain declaration policy:

Portfolio

        Income Dividends

    Capital Gains

Equity Portfolio

Annually

    Annually

Balanced Portfolio

Quarterly

    Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Portfolio.

Federal income tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders.  Therefore, no federal income tax provision is required.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2009 – 2011 and expected to be taken during the year ended December 31, 2012 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the year, the Portfolios did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.  The Portfolios identify the major tax jurisdictions as U.S. Federal and Nebraska State.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Portfolio	Purchases	Sales
Equity Portfolio	$ 54,632,484	$ 60,330,008
Balanced Portfolio	8,526,993	9,862,841

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios.  JNF Advisors, Inc. serves as the Portfolios’ Investment Advisor.  Chicago Equity Partners, LLC (“Chicago Equity”) serves as the sub-advisor (“Sub-Advisor”) for the Equity Portfolio and Balanced Portfolio.  The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Portfolios are also officers of GFS.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Portfolios, under the oversight of the Board, supervises the performance of Sub-Advisor, and the administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.65% of the Equity and Balanced Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays the sub-advisor a sub-advisory fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: 0.30% of the Equity Portfolio and 0.27% of the Balanced Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Equity and Balanced Portfolios for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.25% per annum for the Equity and Balanced Portfolios’ average daily net assets.

During the six months ended June 30, 2013 the Advisor waived/reimbursed fees for the Portfolios as follows:

Portfolio

Waiver/Reimbursement

Balanced Portfolio

         $ 13,949

The Advisor had expense caps in place of 1.25% of average daily net assets after April 30, 2011, 1.20% of average daily net assets from April 30, 2010 to April 30, 2011, and 1.15% of average daily net assets from April 30, 2009 to April 30, 2010 for the Equity and Balanced Portfolios.  If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Portfolio provided that such reimbursement does not cause the Portfolio’s operating expenses to exceed the expense limitation.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of each Portfolio and its shareholders.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

During the year ended December 31, 2012 the Advisor has the following waived expenses that may be recovered no later than the dates indicated:

Portfolio	December 31, 2013	December 31, 2014	December 31, 2015	Total
Balanced Portfolio	$ 35,124	$ 26,465	$ 31,218	$ 92,807

The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans ("12b-1 Plan" or "Plan").  The Plan provides that a monthly service fee is calculated by each of the Equity and Balanced Portfolio’s at an annual rate of 0.25% of its average daily net assets.  Pursuant to the Plan, each of these Portfolios may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Portfolio shares and for maintenance and personal service provided to existing shareholders. The Plan further provides, for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended June 30, 2013 the Equity and Balanced Portfolios were charged $106,113 and $24,264, respectively, pursuant to the Plan.

Effective April 1, 2013, any Trustee who is not affiliated with the Trust or an investment advisor to any series of the Trust will receive a quarterly fee of $4,875 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.  Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or an advisor received a quarterly fee of $3,500.  Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives a $15,000 annual fee, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust and each to be paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment advisor depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Portfolios.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year ended December 31, 2012 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Equity Portfolio	$ 386,701	$ -	$ 386,701
Balanced Portfolio	246,411	-	246,411

The tax character of distributions for the year ended December 31, 2011 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Equity Portfolio	$ 652,972	$ -	$ 652,972
Balanced Portfolio	263,279	-	263,279

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	October	Carry	Appreciation/	Accumulated
	Income	Gains	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
Equity Portfolio	$ 789,110	$ -	$ -	$ (24,000,057)	$ 7,887,018	$ (15,323,929)
Balanced Portfolio	55,425	-	(38,770)	(1,925,900)	1,619,787	(289,458)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and adjustments for passive foreign investment companies and return of capital adjustments.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Portfolios.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At December 31, 2012, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-term	Long-term	Total	Expiration
Equity Portfolio	$ 24,000,057	$ -	$ 24,000,057	2017
Balanced Portfolio	1,924,304	-	1,924,304	2017

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolios incurred and elected to defer such capital losses as follows:

Capital
Losses
Equity Portfolio	$ -
Balanced Portfolio	38,770

Permanent book and tax differences primarily attributable to differences in book/tax treatment of paydown gain/(loss) resulted in reclassification for the year ended December 31, 2012 as follows:

	Undistributed Net	Accumulated Net
	Investment	Realized Gain/(Loss)
	Income	on Investments
Equity Portfolio	$ (793)	$ 793
Balanced Portfolio	38,283	(38,283)

6. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

JNF Portfolios

EXPENSE EXAMPLES (Unaudited)

June 30, 2013

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The Portfolio’s expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

		Actual		Hypothetical (5% return before expenses)
Portfolio’s Annualized Expense Ratio	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period*	Ending Account Value 6/30/13	Expenses Paid During Period
JNF Equity Portfolio	1.18%	$1,000.00	$1,139.90	$ 6.26	$1,018.94	$ 5.91
JNF Balanced Portfolio	1.25%	$1,000.00	$1,079.70	$ 6.45	$1,018.60	$ 6.26

*Actual Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365) for the Equity and Balanced Portfolios, respectively.

JNF Portfolios

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

JNF Portfolios (Advisor – JNF Advisors, Inc.) * (Unaudited)

In connection with the regular meeting held on December 11 and 12, 2012, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between JNF Advisors, Inc. (the “Advisor”) and the Trust, on behalf of the JNF Portfolios (each a “Portfolio” and collectively, the “Portfolios”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board was assisted by independent legal counsel throughout the agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Sub-Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement and Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of services provided to the shareholders of each Portfolio by the Advisor since the inception of the Portfolios and noted no reduction in the level of service provided to the Portfolios. The Board noted that the Advisor provides general oversight of the sub-advisor, Chicago Equity Partners, LLC, on a regular basis to ensure compliance with each Portfolio’s investment strategy and regulations, and to monitor performance. The Board noted that no material compliance or litigation issues over the past 12 months have been reported by the Advisor. The Board concluded that they have been satisfied with the nature, extent and quality of the services provided.

JNF Balanced Portfolio Performance. The Trustees then evaluated the performance of the Balanced Portfolio, noting that the Portfolio outperformed its peer group and Morningstar Category Averages over the 1-year and 5-year periods and since inception. The Board also analyzed the Portfolio’s performance relative to a blended benchmark, noting that the Portfolio underperformed the blended benchmark in the 1-year period, but outperformed the blended benchmark in the 5-year period and since inception. The Advisor attributed the Portfolio’s underperformance in relation to the blended benchmark over the 1-year period to the Portfolio’s relatively underweight positioning in lower quality assets. The Board concluded that the Portfolio’s returns were satisfactory and the Advisor performed well in monitoring and evaluating the sub-advisor.

JNF Equity Portfolio Performance. The Trustees then evaluated the performance of the Equity Portfolio, noting that the Portfolio outperformed its peer group and Morningstar Category Averages in the 1-year and 5-year periods, but underperformed its Morningstar category since inception. The Board also noted that the Portfolio slightly outperformed the Russell Mid-Cap Index for the 1-year period, but underperformed the index for the 5-year period and since inception. The Board concluded that the Portfolio’s returns were satisfactory and the Advisor performed well in monitoring and evaluating the sub-advisor.

JNF Balanced Portfolio Fees and Expenses. The Trustees then evaluated the management fee and expense ratios of the Balanced Portfolio, noting that the Portfolio had a higher management fee and expense ratio than both the peer group average and the Morningstar Category Average. The Board noted that the Portfolio was within the high-low range of both categories, and that at least 3 funds in the peer group had higher fees and expenses. The Board also noted that 2 funds in the peer group have no management fee, which skewed the peer group average. After considering all of these factors, the Board concluded that the fee and overall expense ratio were reasonable.

JNF Equity Portfolio Fees and Expenses. The Trustees then evaluated the management fee and expense ratios of the Equity Portfolio, noting that the Portfolio’s 0.65% management fee is below the peer group average, but higher than the Morningstar Category Average, while remaining well within the high-low range of both. After discussion, the Board concluded that the fee and overall expense ratio were reasonable, particularly when compared to the much larger funds in the peer group.

JNF Portfolios

SUPPLEMENTAL INFORMATION (Continued) (Unaudited)

June 30, 2013

Economies of Scale. The Trustees noted that the Advisor has indicated a willingness to consider breakpoints when economies of scale are achieved. After discussion, it was the consensus of the Trustees that based on the current size of each Portfolio, while economies had not been reached at this time, the matter of economies of scale would be revisited as the size of either Portfolio increases.

Profitability.  The Board reviewed a profitability analysis provided by the Advisor for each Portfolio, noting the gross fees paid to the Advisor, and the net fees after expenses.  They considered that the Advisor was not receiving 12b-1 fees, soft dollars or affiliated brokerage fees in connection with its services to the Portfolio, but that its affiliate, Jefferson National Life Insurance Company, receives 12b-1 fees for providing services to the Portfolios.  After further discussion, the Trustees concluded that the Advisor was not earning excessive profits, measured in total dollars or as a percentage of fees earned, from its relationship with each Portfolio.

Conclusion. Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that they were satisfied with the services provided by the Advisor, and that the advisory fee is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and the shareholders of each Portfolio.

Chicago Equity – Sub-Advisor to JNF Balanced Portfolio and JNF Equity Portfolio

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of services provided to the Portfolios by the Sub-Advisor since the inception of the Portfolios and noted no reduction in the level of service provided to the Portfolios. The Board discussed the credentials of the professionals servicing the Portfolios and found them to be well qualified with impressive credentials, and also noted the Sub-Advisor’s stellar reputation in the industry. The Board then noted that the Sub-Advisor is responsible for providing portfolio construction by use of a quantitative model to systematically evaluate the relative risk and expected returns of the selected investments, as well as compliance monitoring. The Board also noted that there were no regulatory or compliance issues reported to the Board. Taking all of this and other factors into account, the Board indicated that they were satisfied with the nature, extent, and quality of services provided by the Sub-Advisor.

Balanced Portfolio Performance. The Trustees then evaluated the performance of the Balanced Portfolio, noting that the Portfolio outperformed its peer group and Morningstar Category Averages over the 1-year and 5-year periods and since inception. The Board also analyzed the Portfolio’s performance relative to a blended benchmark, noting that the Portfolio underperformed the blended benchmark in the 1-year period, but outperformed the blended benchmark in the 5-year period and since inception. The Advisor attributed the Portfolio’s underperformance in relation to the blended benchmark over the 1-year period to the Portfolio’s relatively underweight positioning in lower quality assets. The Board concluded that the Sub-Advisor’s performance was satisfactory.

Balanced Portfolio Fees and Expenses. The Board noted that the Advisor charges an annual advisory fee of 0.65%, and that the Sub-Advisor receives fees from the Advisor of 0.27%.  The Trustees compared the Portfolio’s advisory fee and expense ratio to the average of those of the funds in its peer group, and Morningstar Category Average.  The Trustees noted that the Sub-Advisor does not manage any other accounts using a comparable objective and strategy. Considering the size of the Portfolio and other factors, the Board concluded that the sub-advisory fee charged by the Sub-Advisor was reasonable.

Equity Portfolio Performance. The Trustees then evaluated the performance of the Equity Portfolio, noting that the Portfolio outperformed its peer group and Morningstar Category Averages in the 1-year and 5-year periods, but underperformed its Morningstar category since inception. The Board also noted that the Portfolio slightly outperformed the Russell Mid-Cap Index for the 1-year period, but underperformed the index for the 5-year period and since inception. The Board concluded that the Sub-Advisor’s performance was satisfactory.

JNF Portfolios

SUPPLEMENTAL INFORMATION (Continued) (Unaudited)

June 30, 2013

Equity Portfolio Fees and Expenses. The Board noted that the Advisor charges an annual advisory fee of 0.65%, and that the Sub-Advisor receives fees from the Advisor of 0.30%.  The Trustees compared the Portfolio’s advisory fee and expense ratio to the average of those of the funds in its peer group, and Morningstar Category Average.  The Trustees noted that the Sub-Advisor does not manage any other accounts using a comparable objective and strategy. Considering the size of the Portfolio and other factors, the Board concluded that the sub-advisory fee charged by the Sub-Advisor was reasonable.

Economies of Scale. The Board considered whether the Sub-Advisor is benefitting from economies of scale with respect to its management of either Portfolio.  The Trustees agreed that this was primarily an issue to be considered at the Portfolio level and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.  After discussion, it was the consensus of the Board that based on the size of each Portfolio, it was unlikely that the Sub-Advisor was currently benefitting from economies of scale. In addition, while breakpoint levels had not been negotiated at this time, economies of scale would be revisited as the size of the Portfolios materially increases.

Profitability. The Board considered the profits realized by the Sub-Advisor in connection with the operation of each Portfolio and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services provided to the Portfolio.  The Board noted that no additional benefits were realized by the Sub-Advisor from other activities related to the Portfolio, except for soft dollar benefits generated from equity trades. After further discussion, the Trustees concluded that while the Sub-Advisor was earning significant profits as measured as a percentage of fees earned, the actual profits earned from each Portfolio were quite modest and not in any way excessive.

Conclusion.  Having requested and received such information from the Sub-Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fees are reasonable and that renewal of the agreement is in the best interests of the Trust and the shareholders of each Portfolio.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolios.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-866-667-0564 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-667-0564.

INVESTMENT ADVISOR

JNF Advisors, Inc.

10350 Ormsby Park Place
Louisville, KY 40223

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/23/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/23/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/23/13